COUNTRY STAMPEDE ACQUISITION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
SCHEDULE OF ESTIMATED FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED ACQUISITION

	Purchase price allocation
	As allocated	Final as allocated
Description	September 30, 2021	December 31, 2021
Assets acquired:
Tangible assets acquired, including $51,432 of cash acquired	$7,139,930	$5,748,291
Identifiable intangible assets acquired	—	6,800,000
Goodwill	11,839,308	5,886,547
Liabilities assumed	(5,128,964)	(5,128,964)
Net assets acquired and liabilities assumed	$13,850,274	$13,305,874
Consideration:
Cash paid at TicketSmarter Acquisition date	$8,413,240	$8,413,240
Common stock issued as consideration for TicketSmarter Acquisition at date of acquisition	990,360	990,360
Contingent consideration earn-out agreement	4,244,400	3,700,000
Cash paid at closing to escrow amount	500,000	500,000
Cash retained from escrow amount pursuant to settlement of working capital target	(297,726)	(297,726)

Total TicketSmarter Acquisition purchase price	$13,850,274	$13,305,874

Country Stampede Acquisition [Member]
Business Acquisition [Line Items]
SCHEDULE OF ESTIMATED FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED ACQUISITION

As allocated (Preliminary)
Description	March 1, 2024
Assets acquired (provisional):
Tangible assets acquired	$305,000
Identifiable intangible assets acquired (Trademarks and trade names)	300,000
Goodwill	225,959
Liabilities assumed	(288,000)

Net assets acquired and liabilities assumed	$542,959
Consideration:
Cash paid at Country Stampede Acquisition date	$400,000
Cash paid subsequent to closing	142,959

Total Country Stampede Acquisition purchase price	$542,959